Taxation - Taxation in Consolidated Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
Current tax	¥ 40,270	¥ 37,258	¥ 34,670
Deferred tax
Origination and reversal of temporary differences, net (note 22)	(6,051)	(1,916)	1,274
Taxation	34,219	35,342	35,944
PRC [member]
Current tax
Current tax	39,870	36,989	34,395
Hong Kong [member]
Current tax
Current tax	¥ 400	¥ 269	¥ 275